Trade receivables	12 Months Ended
Dec. 31, 2022
Trade receivables
Trade receivables

18  Trade receivables

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Trade receivables	934,152	998,036
Less: impairment loss allowance (Note 4.1(b))	(42,978)	(57,047)
	891,174	940,989

Trade receivables and their aging analysis, based on recognition date, are as follows:

	As at December 31,
	2021	2022
	RMB’000	RMB’000

Up to 1 year	897,114	932,479
1 to 2 years	22,920	42,752
2 to 3 years	8,026	13,857
Above 3 years	6,092	8,948
	934,152	998,036